Leases - Summary of Right-of-use assets and Lease Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	€ 171,334
Right-of-use assets, ending balance	179,762	€ 171,334
Lease liabilities
Lease liabilities, beginning balance	184,073	130,059
Additions, net	57,910	95,711
Lease payments	(51,714)	(47,196)
Interest	8,996	9,402	€ 5,721
Impact of foreign currency translation	(6,346)	(3,903)
Lease liabilities, ending balance	192,919	184,073	130,059
Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets accumulated depreciation, beginning balance	(93,529)	(59,587)
Depreciation	(45,788)	(42,279)
Derecognition on termination	14,689	6,153
Impact of foreign currency translation	3,468	2,184
Right of use assets accumulated depreciation, ending balance	(121,160)	(93,529)	(59,587)
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	264,863	182,571
Additions	69,498	96,544
Derecognition on termination	(24,274)	(7,512)
Impact of foreign currency translation	(9,165)	(6,740)
Right-of-use assets, ending balance	300,922	264,863	182,571
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	157,964
Right-of-use assets, ending balance	166,879	157,964
Lease liabilities
Lease liabilities, beginning balance	168,985	126,446
Additions, net	52,755	79,705
Lease payments	(45,148)	(41,323)
Interest	8,163	8,066
Impact of foreign currency translation	(6,020)	(3,909)
Lease liabilities, ending balance	178,735	168,985	126,446
Buildings | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets accumulated depreciation, beginning balance	(88,080)	(57,736)
Depreciation	(40,433)	(37,926)
Derecognition on termination	13,671	5,551
Impact of foreign currency translation	3,178	2,031
Right of use assets accumulated depreciation, ending balance	(111,664)	(88,080)	(57,736)
Buildings | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	246,044	177,139
Additions	64,289	81,869
Derecognition on termination	(23,199)	(6,721)
Impact of foreign currency translation	(8,591)	(6,243)
Right-of-use assets, ending balance	278,543	246,044	177,139
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	5,088
Right-of-use assets, ending balance	5,569	5,088
Lease liabilities
Lease liabilities, beginning balance	5,183	3,613
Additions, net	2,583	3,166
Lease payments	(2,275)	(1,783)
Interest	218	181
Impact of foreign currency translation	2	6
Lease liabilities, ending balance	5,711	5,183	3,613
Vehicles | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets accumulated depreciation, beginning balance	(2,921)	(1,851)
Depreciation	(2,114)	(1,668)
Derecognition on termination	1,018	602
Impact of foreign currency translation		(4)
Right of use assets accumulated depreciation, ending balance	(4,017)	(2,921)	(1,851)
Vehicles | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	8,009	5,432
Additions	2,650	3,363
Derecognition on termination	(1,075)	(791)
Impact of foreign currency translation	2	5
Right-of-use assets, ending balance	9,586	8,009	€ 5,432
Other
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	8,282
Right-of-use assets, ending balance	7,314	8,282
Lease liabilities
Lease liabilities, beginning balance	9,905
Additions, net	2,572	12,840
Lease payments	(4,291)	(4,090)
Interest	615	1,155
Impact of foreign currency translation	(328)
Lease liabilities, ending balance	8,473	9,905
Other | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets accumulated depreciation, beginning balance	2,528
Depreciation	(3,241)	(2,685)
Impact of foreign currency translation	290	157
Right of use assets accumulated depreciation, ending balance	(5,479)	2,528
Other | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	10,810
Additions	2,559	11,312
Impact of foreign currency translation	(576)	(502)
Right-of-use assets, ending balance	€ 12,793	€ 10,810